Risk Management Section - Foreborne assets, Funding Type - Additional information (Detail) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets	€ (46)	€ (600)
Decrease of forborne assets, percentage		6.00%
Forborne assets		€ 9,492	€ 10,094
Percentage of gross carrying amount of portfolio		1.30%	1.40%
Downside scenario percentile distribution of forecast error		90.00%
Upside scenario percentile distribution of forecast error		10.00%
Upside and downside scenario weight of forecast distribution		20.00%
Base case scenario probability weighting		60.00%
Financial assets		€ 878,985	€ 876,444
Funding type		100.00%	100.00%
Customer deposits (retail) [member]
Disclosure of credit risk exposure [line items]
Funding type		51.00%	50.00%
Customer deposits (corporate) [member]
Disclosure of credit risk exposure [line items]
Funding type		21.00%	21.00%
12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount of portfolio		94.00%
Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount of portfolio		4.70%
Stage 3: Lifetime Expected Credit Losses [member]
Disclosure of credit risk exposure [line items]
Percentage of gross carrying amount of portfolio		1.30%
Financial assets past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets		€ 11,477	€ 11,102
Financial assets past due but not impaired [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Financial assets		2,968
ECL collective-assessment [member]
Disclosure of credit risk exposure [line items]
Financial assets		1,291	1,391
Hypothetical collective-assessment ECLs [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets		866	888
Hypothetical collective-assessment ECLs [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets		2,665	3,333
Performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets		5,385	5,949
Non-performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 4,107	4,145
Minimum [member]
Disclosure of credit risk exposure [line items]
Thresholds for the absolute change in lifetime PD (probability of default)		0.75%
Maximum [member]
Disclosure of credit risk exposure [line items]
Thresholds for the absolute change in lifetime PD (probability of default)		1.00%
Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets		€ (500)
Forborne assets		€ 4,632	€ 5,081
Percentage of forborne assets		1.70%
Percentage of gross carrying amount of portfolio		1.70%	1.90%
Wholesale Banking [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 822	€ 1,138
Percentage of forborne assets		18.00%	22.00%
Wholesale Banking [member] | Natural Resource, Transportation and Logistics and other [Member]
Disclosure of credit risk exposure [line items]
Percentage of forborne assets		58.00%
Wholesale Banking [member] | Natural Resource, Transportation and Logistics [Member]
Disclosure of credit risk exposure [line items]
Percentage of forborne assets		65.00%
Wholesale Banking [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets		€ 600
Forborne assets		374	€ 998
Wholesale Banking [member] | Food, Beverages & Personal Care and the Natural Resources [Member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets		100
Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Forborne assets		674	833
Wholesale Banking [member] | Financial assets past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets		4,487	4,370
Wholesale Banking [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Increase (Decrease) Of Forborne Assets		(400)
Forborne assets		2,699	3,088
Wholesale Banking [member] | Performing [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Forborne assets		410	687
Wholesale Banking [member] | Performing [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Forborne assets		207	601
Wholesale Banking [member] | Performing [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Forborne assets		362	445
Wholesale Banking [member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 1,932	1,994
Percentage of forborne assets		59.00%
Wholesale Banking [member] | Non-performing [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 412	€ 451
Percentage of forborne assets		21.00%	23.00%
Wholesale Banking [member] | Non-performing [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 167	€ 397
Wholesale Banking [member] | Non-performing [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Forborne assets		313	388
Retail Banking [Member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 4,861	€ 5,012
Percentage of forborne assets		1.10%
Percentage of gross carrying amount of portfolio		1.10%	1.20%
Retail Banking [Member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 2,212	€ 2,461
Percentage of forborne assets		46.00%	49.00%
Retail Banking [Member] | Performing [member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 2,686	€ 2,862
Retail Banking [Member] | Non-performing [member]
Disclosure of credit risk exposure [line items]
Decrease of forborne assets, percentage		39.00%	44.00%
Forborne assets		€ 2,175	€ 2,151
Retail Banking [Member] | Non-performing exposure [member]
Disclosure of credit risk exposure [line items]
Forborne assets		2,175	2,151
Retail Banking [Member] | Non-performing exposure [member] | Netherlands [member]
Disclosure of credit risk exposure [line items]
Forborne assets		845	946
Corporate Line [member] | Financial assets past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Financial assets		275	€ 313
Non IFRS eligible items [Member]
Disclosure of credit risk exposure [line items]
Forborne assets		€ 46